UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22741

Investment Company Act File Number

CMBS Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

CMBS Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 87.3%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(1)	$967	$978,798
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	75	77,225
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(1)	1,000	1,138,984
BACM, Series 2006-6, Class A4, 5.356%, 10/10/45	1,000	1,140,072
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(1)	990	1,025,856
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(1)	991	1,016,428
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(1)	155	161,596
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(1)	1,500	1,609,833
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	960	1,035,729
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(2)	1,000	1,069,140
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(1)(2)	500	515,254
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(2)	1,000	1,047,356
GMACC, Series 2003-C2, Class B, 5.458%, 5/10/40(1)	800	817,220
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,000	1,037,960
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(1)	1,000	1,013,826
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(1)	477	481,053
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,026,845
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	1,000	1,109,662
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(1)	1,000	1,130,053
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(1)	1,000	1,019,723
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(2)	450	452,635
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	1,000	1,062,272
PCMT, Series 2003-PWR1, Class B, 4.607%, 2/11/36	645	644,853
WBCMT, Series 2003-C7, Class A2, 5.077%, 10/15/35(1)(2)	1,000	1,017,069
WBCMT, Series 2004-C12, Class A4, 5.307%, 7/15/41(1)	170	177,796
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(1)	961	1,063,642
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(1)	1,000	1,126,864

Total Commercial Mortgage-Backed Securities (identified cost $24,049,629)		$23,997,744

Short-Term Investments — 14.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$3,928	$3,928,364

Total Short-Term Investments (identified cost $3,928,364)		$3,928,364

Total Investments — 101.6% (identified cost $27,977,993)		$27,926,108

Other Assets, Less Liabilities — (1.6)%		$(450,102)

Net Assets — 100.0%		$27,476,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GMACC	-	GMAC Commercial Mortgage Securities, Inc., Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MOTEL	-	Motel 6 Trust

MSC	-	Morgan Stanley Capital I Trust

PCMT	-	Prudential Commercial Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $5,137,183 or 18.7% of the Portfolio’s net assets.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $3,113.

CMBS Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on November 1, 2012.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,088,237

Gross unrealized appreciation	$2,637
Gross unrealized depreciation	(164,766)

Net unrealized depreciation	$(162,129)

The Portfolio did not have any open financial instruments at January 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$23,997,744	$—	$23,997,744
Short-Term Investments	—	3,928,364	—	3,928,364
Total Investments	$—	$27,926,108	$—	$27,926,108

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMBS Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013